Retirement Benefit Schemes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Schedule of Defined Benefit Amounts Recognised in Balance Sheets	The amounts recognised in the balance sheet are determined as follows:

	Pension schemes		Healthcare schemes		Total
	2025 £m	2024 £m	2025 £m	2024 £m	2025 £m	2024 £m
Present value of funded scheme liabilities	(5,266)	(5,560)	(138)	(145)	(5,404)	(5,705)
Fair value of funded scheme assets	6,175	6,472	127	140	6,302	6,612
	909	912	(11)	(5)	898	907
Unrecognised funded scheme surpluses	(124)	(56)	—	—	(124)	(56)
	785	856	(11)	(5)	774	851
Present value of unfunded scheme liabilities	(348)	(358)	(347)	(376)	(695)	(734)
	437	498	(358)	(381)	79	117

The above net asset/(liability) is recognised in the balance sheet as follows:
– retirement benefit scheme liabilities	(436)	(434)	(365)	(386)	(801)	(820)
– retirement benefit scheme assets	873	932	7	5	880	937
	437	498	(358)	(381)	79	117
The net assets of funded pension schemes by territory are as follows:

	Liabilities		Assets		Total
	2025 £m	2024 £m	2025 £m	2024 £m	2025 £m	2024 £m
– U.S.	(1,255)	(1,380)	1,736	1,843	481	463
– UK	(1,871)	(1,942)	2,016	2,109	145	167
– Germany	(657)	(695)	830	798	173	103
– Canada	(462)	(499)	492	534	30	35
– Netherlands	(444)	(465)	450	542	6	77
– Switzerland	(232)	(243)	268	267	36	24
– Rest of Group	(345)	(336)	383	379	38	43
Funded schemes	(5,266)	(5,560)	6,175	6,472	909	912
The movements in scheme liabilities are as follows:

	Pension schemes		Healthcare schemes		Total
	2025 £m	2024 £m	2025 £m	2024 £m	2025 £m	2024 £m
Present value at 1 January	5,918	6,647	521	555	6,439	7,202
Differences on exchange	(36)	(127)	(32)	5	(68)	(122)
Current service cost	26	37	1	1	27	38
Past service (credit)/cost and settlements	(29)	(221)	—	—	(29)	(221)
Interest on scheme liabilities	283	288	26	28	309	316
Contributions by scheme members	2	2	—	—	2	2
Benefits paid	(430)	(470)	(52)	(54)	(482)	(524)
Actuarial losses/(gains)
– arising from changes in demographic assumptions	16	(13)	—	—	16	(13)
– arising from changes in financial assumptions	(131)	(239)	12	(6)	(119)	(245)
Experience (gains)/losses	(5)	14	9	(8)	4	6
Present value at 31 December	5,614	5,918	485	521	6,099	6,439
Scheme liabilities by scheme membership:

	Pension schemes		Healthcare schemes		Total
	2025 £m	2024 £m	2025 £m	2024 £m	2025 £m	2024 £m
Active members	545	582	22	22	567	604
Deferred members	632	756	1	1	633	757
Retired members	4,437	4,580	462	498	4,899	5,078
Present value at 31 December	5,614	5,918	485	521	6,099	6,439

	Pension schemes		Healthcare schemes		Total
	2025 £m	2024 £m	2025 £m	2024 £m	2025 £m	2024 £m
Fair value of scheme assets at 1 January	6,472	7,172	140	145	6,612	7,317
Differences on exchange	(50)	(128)	(9)	2	(59)	(126)
Settlements	(61)	(203)	—	—	(61)	(203)
Interest on scheme assets	307	312	8	8	315	320
Company contributions	20	30	—	—	20	30
Contributions by scheme members	2	2	—	—	2	2
Benefits paid	(403)	(442)	(15)	(15)	(418)	(457)
Actuarial (losses)/gains	(112)	(271)	3	—	(109)	(271)
Fair value of scheme assets at 31 December	6,175	6,472	127	140	6,302	6,612

	Pension schemes		Healthcare schemes		Total
	2025 £m	2024 £m	2025 £m	2024 £m	2025 £m	2024 £m
Equities ‒ listed	340	336	6	5	346	341
Equities ‒ unlisted	641	688	—	—	641	688
Bonds ‒ listed	877	1,180	23	25	900	1,205
Bonds ‒ unlisted	794	777	79	98	873	875
Buy-in insurance policies	2,681	2,345	—	—	2,681	2,345
Other assets ‒ listed	500	509	9	2	509	511
Other assets ‒ unlisted	342	637	10	10	352	647
Fair value of scheme assets at 31 December	6,175	6,472	127	140	6,302	6,612

Schedule of Defined Benefit Amounts Recognised in Income Statement	The amounts recognised in the income statement are as follows:

	Pension schemes		Healthcare schemes		Total
	2025 £m	2024 £m	2025 £m	2024 £m	2025 £m	2024 £m
Defined benefit schemes
Service cost
– current service cost	26	37	1	1	27	38
– past service cost/(credit), curtailments and settlements	32	(18)	—	—	32	(18)
Net interest on the net defined benefit liability
– interest on scheme liabilities	283	288	26	28	309	316
– interest on scheme assets	(307)	(312)	(8)	(8)	(315)	(320)
– interest on unrecognised funded scheme surpluses	3	3	—	—	3	3
	37	(2)	19	21	56	19
Defined contribution schemes	110	96	—	—	110	96
Total amount recognised in the income statement (note 3)	147	94	19	21	166	115

Disclosure - Retirement Benefit Schemes - Summary of Movements in the Unrecognised Scheme Surpluses Recognised in Other Comprehensive Income	The movements in the unrecognised scheme surpluses, recognised in other comprehensive income, are as follows:

	Pension schemes			Healthcare schemes			Total
	2025 £m	2024 £m	2023 £m	2025 £m	2024 £m	2023 £m	2025 £m	2024 £m	2023 £m
Unrecognised funded scheme surpluses at 1 January	(56)	(40)	(60)	—	—	—	(56)	(40)	(60)
Differences on exchange	2	1	—	—	—	—	2	1	—
Interest on unrecognised funded scheme surpluses	(3)	(3)	(4)	—	—	—	(3)	(3)	(4)
Movement in year (note 22)	(67)	(14)	24	—	—	—	(67)	(14)	24
Unrecognised funded scheme surpluses at 31 December	(124)	(56)	(40)	—	—	—	(124)	(56)	(40)

Disclosure - Retirement Benefit Schemes - Summary of Actuarial Assumptions Rate for Valuations Plans	The principal actuarial assumptions (weighted to reflect individual scheme differences) used in the following territories are shown below. In both years, discount rates are determined by reference to normal yields on high quality corporate bonds at the balance sheet date.

						2025						2024
	U.S.	UK	Germany	Canada	Netherlands	Switzerland	U.S.	UK	Germany	Canada	Netherlands	Switzerland
Rate of increase in salaries (%)	3.4	Nil	2.8	2.5	2.0	2.0	3.3	Nil	2.8	2.5	2.0	2.0
Rate of increase in pensions in payment (%)	2.5	3.0	2.0	Nil	2.0	—	2.4	3.2	2.2	Nil	2.1	Nil
Rate of increase in deferred pensions (%)	0.1	2.4	2.0	Nil	2.0	—	0.1	2.8	2.2	Nil	2.1	—
Discount rate (%)	5.3	5.5	4.1	4.7	4.1	1.2	5.6	5.5	3.5	4.6	3.5	0.9
General inflation (%)	2.5	3.0	2.0	2.0	2.0	1.1	2.5	3.2	2.2	2.0	2.0	1.1

						2025						2024
	U.S.	UK	Germany	Canada	Netherlands	Switzerland	U.S.	UK	Germany	Canada	Netherlands	Switzerland
Weighted average duration of liabilities (years)	9.6	11.2	10.2	9.0	12.5	10.5	9.6	11.4	10.6	9.0	13.6	10.9
For healthcare inflation in the U.S., the assumption is 7.0% for 2025 (2024: 7.0%) and in Canada, the assumption is 5.0% (2024: 5.0%).
Mortality assumptions are subject to regular review. The principal schemes used the following tables:

U.S.
Pri-2012 mortality table without collar or amount adjustments projected with MP-2021 generational projection. For retirees in former PEP portion of RAPP, RP-2006 mortality table with white collar adjustments projected with MP-2021 generational projection (both years)

UK
S3PA (YOB) with the CMI (2024) improvement model (smoothing parameter of 7) and 15% weighting to the 2022 and 2023 data with a
1.25% long-term improvement rate (2024: S3NA (YOB) with the CMI (2023) improvement model (smoothing parameter of 7) and 15%
weighting to the 2022 and 2023 data with a 1.25% long-term improvement rate applied from 2020 onwards)

Germany	RT Heubeck 2018 G (both years)
Canada	CPM-2014 Private Table (both years)
Netherlands	AG Prognosetafel 2024 (both years)
Switzerland	LPP/BVG 2020 base table with CMI projection factors for mortality improvements with a 1.5% long-term improvement rate (both years)
Based on the above, the weighted average life expectancy, in years, for mortality tables used to determine benefit obligations is as follows:

	U.S.		UK		Germany		Canada		Netherlands		Switzerland
	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female
31 December 2025
Member age 65 (current life expectancy)	22.3	23.8	22.9	24.2	20.9	24.3	22.2	24.5	21.1	24.8	22.2	24.0
Member age 45 (life expectancy at age 65)	22.4	24.3	24.4	26.2	23.6	26.5	23.2	25.4	23.3	26.6	24.2	25.9
31 December 2024
Member age 65 (current life expectancy)	22.2	23.7	22.6	24.1	20.8	24.2	22.1	24.5	21.0	24.7	22.1	23.9
Member age 45 (life expectancy at age 65)	22.3	24.2	24.1	26.1	22.5	26.4	23.1	25.4	23.2	26.5	24.1	25.8
For the remaining territories, typical assumptions are that real salary increases will be from 0% to 12.0% (2024: 0% to 9.8%) per annum and discount rates will be from 0% to 9.5% (2024: 0% to 8.7%) above inflation. Pension increases, where allowed for, are generally assumed to be in line with inflation.
Assumptions of life expectancy are in line with best practice in each territory. For countries where there is not a deep market in such corporate bonds, the yield on government bonds is used.
The valuation of retirement benefit schemes involves judgements about uncertain future events. Sensitivities in respect of the key assumptions used to measure the principal pension schemes as at 31 December 2025 are set out below. These sensitivities show the hypothetical impact of a change in each of the listed assumptions in isolation, with the exception of the sensitivity to inflation which incorporates the impact of certain correlating assumptions such as salary increases and pension increases. While each of these sensitivities holds all other assumptions constant, in practice such assumptions rarely change in isolation, while asset values also change, and the impacts may offset to some extent.

	1 year increase £m	1 year decrease £m	percentage increase £m	percentage decrease £m
Average life expectancy – increase/(decrease) of scheme liabilities	109	(110)
Rate of inflation (+/- 25bps) – increase/(decrease) of scheme liabilities			75	(72)
Discount rate (+/- 50bps) – (decrease)/increase of scheme liabilities			(252)	274